SHARE-BASED COMPENSATION - Summary of Information Relating to Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options	9,072,149	10,375,195	10,605,039	5,902,399
Number of stock options exercisable	5,054,976	5,220,437	2,877,418
CA$0.93 (issued in 2018)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 0.93
Number of stock options	4,792,398	5,312,160	5,902,399
Remaining contractual life (years)	5 years 11 months 8 days	6 years 10 months 9 days	7 years 10 months 17 days
Number of stock options exercisable	3,316,799	4,205,458	2,877,418
CA$0.93 (issued in 2019)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 0.93
Number of stock options	3,664,907	4,650,145	4,702,640
Remaining contractual life (years)	7 years 9 months 7 days	8 years 9 months 10 days	9 years 29 days
Number of stock options exercisable	1,634,954	1,014,979	0
CA$6.90 (issued in 2020)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 6.90
Number of stock options	319,990	412,890
Remaining contractual life (years)	8 years 8 months 15 days	9 years 8 months 15 days
Number of stock options exercisable	103,223	0
CA$15.45 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 15.45
Number of stock options	26,389
Remaining contractual life (years)	9 years 7 months 24 days
Number of stock options exercisable	0
CA$23.02 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 23.02
Number of stock options	253,865
Remaining contractual life (years)	9 years 5 months 26 days
Number of stock options exercisable	0
CA$13.29 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 13.29
Number of stock options	14,600
Remaining contractual life (years)	9 years 11 months 8 days
Number of stock options exercisable	0